Business Combinations - Summary of Contingent Compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Equilibrium
Business Acquisition Contingent Consideration [Line Items]
Contingent compensation liability	$ 711
Contingent compensation recognized	(485)	$ 861
Contingent compensation settled		(150)
Unearned contingent compensation reversal	(182)
Contingent compensation liability	44	711
Predata
Business Acquisition Contingent Consideration [Line Items]
Contingent compensation liability	504
Contingent compensation recognized		504
Unearned contingent compensation reversal	(504)
Contingent compensation liability		504
Forge
Business Acquisition Contingent Consideration [Line Items]
Contingent compensation liability	260
Contingent compensation recognized	170	260
Contingent compensation settled	(267)
Unearned contingent compensation reversal	(163)
Contingent compensation liability		260
FrontierView
Business Acquisition Contingent Consideration [Line Items]
Contingent compensation liability	93
Contingent compensation recognized	1,588	93
Contingent compensation settled	(1,000)
Unearned contingent compensation reversal	(81)
Contingent compensation liability	600	93
2021 Acquisitions
Business Acquisition Contingent Consideration [Line Items]
Contingent compensation liability	1,568
Contingent compensation recognized	1,273	1,718
Contingent compensation settled	(1,267)	(150)
Unearned contingent compensation reversal	(930)
Contingent compensation liability	$ 644	$ 1,568